Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Entity Central Index Key	0000857769
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000193018 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Municipal Bond Fund
Class Name	Class R6
Trading Symbol	JCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class R6/JCTRX)	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class R6/JCTRX) returned 6.74% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and was a strong contributor to performance during the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also aided absolute fund performance.
TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in holdings funding a rail project and metal recycling plants.
Tobacco-related bonds | Several of the fund’s positions in tobacco bonds detracted during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class R6/JCTRX)	6.74%	0.78%	2.68%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg High Yield Municipal Bond Index	6.21%	1.78%	4.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 516,063,484
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 1,483,094
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$516,063,484
Total number of portfolio holdings	425
Total advisory fees paid (net)	$1,483,094
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.5%
Revenue bonds	87.3%
Health care	20.8%
Education	18.3%
Other revenue	16.6%
Development	11.8%
Airport	6.6%
Tobacco	5.1%
Transportation	3.2%
Housing	2.8%
Facilities	0.9%
Water and sewer	0.6%
Pollution	0.6%
Short-term investments	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000178765 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Municipal Bond Fund
Class Name	Class I
Trading Symbol	JHYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class I/JHYMX)	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class I/JHYMX) returned 6.81% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and was a strong contributor to performance during the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also aided absolute fund performance.
TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in holdings funding a rail project and metal recycling plants.
Tobacco-related bonds | Several of the fund’s positions in tobacco bonds detracted during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class I/JHYMX)	6.81%	0.76%	2.66%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg High Yield Municipal Bond Index	6.21%	1.78%	4.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 516,063,484
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 1,483,094
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$516,063,484
Total number of portfolio holdings	425
Total advisory fees paid (net)	$1,483,094
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.5%
Revenue bonds	87.3%
Health care	20.8%
Education	18.3%
Other revenue	16.6%
Development	11.8%
Airport	6.6%
Tobacco	5.1%
Transportation	3.2%
Housing	2.8%
Facilities	0.9%
Water and sewer	0.6%
Pollution	0.6%
Short-term investments	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001876 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	JCTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class C/JCTFX)	$178	1.73%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class C/JCTFX) returned 5.86% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and was a strong contributor to performance during the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also aided absolute fund performance.
TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in holdings funding a rail project and metal recycling plants.
Tobacco-related bonds | Several of the fund’s positions in tobacco bonds detracted during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class C/JCTFX)	4.86%	(0.14)%	1.74%
High Yield Municipal Bond Fund (Class C/JCTFX)—excluding sales charge	5.86%	(0.14)%	1.74%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg High Yield Municipal Bond Index	6.21%	1.78%	4.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 516,063,484
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 1,483,094
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$516,063,484
Total number of portfolio holdings	425
Total advisory fees paid (net)	$1,483,094
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.5%
Revenue bonds	87.3%
Health care	20.8%
Education	18.3%
Other revenue	16.6%
Development	11.8%
Airport	6.6%
Tobacco	5.1%
Transportation	3.2%
Housing	2.8%
Facilities	0.9%
Water and sewer	0.6%
Pollution	0.6%
Short-term investments	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001874 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	JHTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class A/JHTFX)	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class A/JHTFX) returned 6.65% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and was a strong contributor to performance during the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also aided absolute fund performance.
TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in holdings funding a rail project and metal recycling plants.
Tobacco-related bonds | Several of the fund’s positions in tobacco bonds detracted during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class A/JHTFX)	2.39%	(0.20)%	2.09%
High Yield Municipal Bond Fund (Class A/JHTFX)—excluding sales charge	6.65%	0.61%	2.51%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg High Yield Municipal Bond Index	6.21%	1.78%	4.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 516,063,484
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 1,483,094
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$516,063,484
Total number of portfolio holdings	425
Total advisory fees paid (net)	$1,483,094
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.5%
Revenue bonds	87.3%
Health care	20.8%
Education	18.3%
Other revenue	16.6%
Development	11.8%
Airport	6.6%
Tobacco	5.1%
Transportation	3.2%
Housing	2.8%
Facilities	0.9%
Water and sewer	0.6%
Pollution	0.6%
Short-term investments	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001877 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	TAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class A/TAMBX)	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Municipal Opportunities Fund (Class A/TAMBX) returned 6.38% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and outperformed on an absolute basis during the period.
Transportation municipal bonds | The fund benefited from positions in bonds funding airport infrastructure.
TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The fund’s holdings in this sector declined overall, primarily due to weakness in two holdings—a rail project and a metal recycling plant.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class A/TAMBX)	2.09%	0.12%	1.71%
Municipal Opportunities Fund (Class A/TAMBX)—excluding sales charge	6.38%	0.93%	2.12%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,555,203,196
Holdings Count | Holding	924
Advisory Fees Paid, Amount	$ 6,411,051
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,555,203,196
Total number of portfolio holdings	924
Total advisory fees paid (net)	$6,411,051
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	83.5%
Other revenue	28.7%
Health care	16.8%
Airport	9.2%
Education	8.7%
Development	7.2%
Utilities	3.4%
Water and sewer	2.9%
Housing	2.6%
Transportation	2.5%
Pollution	0.9%
Tobacco	0.4%
Facilities	0.2%
Corporate bonds	0.2%
Closed-end funds	0.1%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001879 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	TBMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class C/TBMBX)	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Municipal Opportunities Fund (Class C/TBMBX) returned 5.59% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and outperformed on an absolute basis during the period.
Transportation municipal bonds | The fund benefited from positions in bonds funding airport infrastructure.
TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The fund’s holdings in this sector declined overall, primarily due to weakness in two holdings—a rail project and a metal recycling plant.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class C/TBMBX)	4.59%	0.20%	1.36%
Municipal Opportunities Fund (Class C/TBMBX)—excluding sales charge	5.59%	0.20%	1.36%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,555,203,196
Holdings Count | Holding	924
Advisory Fees Paid, Amount	$ 6,411,051
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,555,203,196
Total number of portfolio holdings	924
Total advisory fees paid (net)	$6,411,051
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	83.5%
Other revenue	28.7%
Health care	16.8%
Airport	9.2%
Education	8.7%
Development	7.2%
Utilities	3.4%
Water and sewer	2.9%
Housing	2.6%
Transportation	2.5%
Pollution	0.9%
Tobacco	0.4%
Facilities	0.2%
Corporate bonds	0.2%
Closed-end funds	0.1%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000178766 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	JTBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class I/JTBDX)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Municipal Opportunities Fund (Class I/JTBDX) returned 6.54% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and outperformed on an absolute basis during the period.
Transportation municipal bonds | The fund benefited from positions in bonds funding airport infrastructure.
TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The fund’s holdings in this sector declined overall, primarily due to weakness in two holdings—a rail project and a metal recycling plant.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class I/JTBDX)	6.54%	1.09%	2.28%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,555,203,196
Holdings Count | Holding	924
Advisory Fees Paid, Amount	$ 6,411,051
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,555,203,196
Total number of portfolio holdings	924
Total advisory fees paid (net)	$6,411,051
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	83.5%
Other revenue	28.7%
Health care	16.8%
Airport	9.2%
Education	8.7%
Development	7.2%
Utilities	3.4%
Water and sewer	2.9%
Housing	2.6%
Transportation	2.5%
Pollution	0.9%
Tobacco	0.4%
Facilities	0.2%
Corporate bonds	0.2%
Closed-end funds	0.1%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000193019 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Municipal Opportunities Fund
Class Name	Class R6
Trading Symbol	JTMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class R6/JTMRX)	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Municipal Opportunities Fund (Class R6/JTMRX) returned 6.74% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Health care municipal bonds | Health care represented the fund’s largest sector weighting and outperformed on an absolute basis during the period.
Transportation municipal bonds | The fund benefited from positions in bonds funding airport infrastructure.
TOP PERFORMANCE DETRACTORS
Industrial development revenue bonds | The fund’s holdings in this sector declined overall, primarily due to weakness in two holdings—a rail project and a metal recycling plant.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class R6/JTMRX)	6.74%	1.15%	2.29%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,555,203,196
Holdings Count | Holding	924
Advisory Fees Paid, Amount	$ 6,411,051
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,555,203,196
Total number of portfolio holdings	924
Total advisory fees paid (net)	$6,411,051
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	83.5%
Other revenue	28.7%
Health care	16.8%
Airport	9.2%
Education	8.7%
Development	7.2%
Utilities	3.4%
Water and sewer	2.9%
Housing	2.6%
Transportation	2.5%
Pollution	0.9%
Tobacco	0.4%
Facilities	0.2%
Corporate bonds	0.2%
Closed-end funds	0.1%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000236445 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Municipal Opportunities Fund
Class Name	Class R6
Trading Symbol	JHSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class R6/JHSKX) returned 5.08% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Transportation municipal bonds | Fund performance on an absolute basis benefited from positions in bonds funding airport infrastructure.
Special tax revenue bonds | The fund’s holdings in bonds backed by special tax assessments also aided absolute performance.
TOP PERFORMANCE DETRACTORS
Industrial development bonds | The fund’s holdings in this sector declined slightly, primarily due to weakness in two holdings—a rail project and a metal recycling plant.
Pre-paid natural gas bonds | A notable position in bonds funding pre-paid natural gas contracts for municipal utilities weighed on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	5.08%	4.60%
Bloomberg Municipal Bond Index	6.67%	3.00%
Bloomberg Municipal 1-5 Year Index	3.64%	2.56%

Performance Inception Date	Jun. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 197,289,027
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 176,034
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$197,289,027
Total number of portfolio holdings	351
Total advisory fees paid (net)	$176,034
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	13.2%
Revenue bonds	83.7%
Other revenue	24.5%
Development	13.3%
Health care	10.7%
Airport	9.7%
Housing	7.5%
Education	5.6%
Utilities	4.7%
Pollution	4.6%
Water and sewer	2.5%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments	3.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000236448 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	JHSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class I/JHSJX) returned 5.00% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Transportation municipal bonds | Fund performance on an absolute basis benefited from positions in bonds funding airport infrastructure.
Special tax revenue bonds | The fund’s holdings in bonds backed by special tax assessments also aided absolute performance.
TOP PERFORMANCE DETRACTORS
Industrial development bonds | The fund’s holdings in this sector declined slightly, primarily due to weakness in two holdings—a rail project and a metal recycling plant.
Pre-paid natural gas bonds | A notable position in bonds funding pre-paid natural gas contracts for municipal utilities weighed on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	5.00%	4.56%
Bloomberg Municipal Bond Index	6.67%	3.00%
Bloomberg Municipal 1-5 Year Index	3.64%	2.56%

Performance Inception Date	Jun. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 197,289,027
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 176,034
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$197,289,027
Total number of portfolio holdings	351
Total advisory fees paid (net)	$176,034
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	13.2%
Revenue bonds	83.7%
Other revenue	24.5%
Development	13.3%
Health care	10.7%
Airport	9.7%
Housing	7.5%
Education	5.6%
Utilities	4.7%
Pollution	4.6%
Water and sewer	2.5%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments	3.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000236447 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	JHSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	$140	1.37%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class C/JHSHX) returned 4.16% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Transportation municipal bonds | Fund performance on an absolute basis benefited from positions in bonds funding airport infrastructure.
Special tax revenue bonds | The fund’s holdings in bonds backed by special tax assessments also aided absolute performance.
TOP PERFORMANCE DETRACTORS
Industrial development bonds | The fund’s holdings in this sector declined slightly, primarily due to weakness in two holdings—a rail project and a metal recycling plant.
Pre-paid natural gas bonds | A notable position in bonds funding pre-paid natural gas contracts for municipal utilities weighed on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	3.16%	3.63%
Short Duration Municipal Opportunities Fund (Class C/JHSHX)—excluding sales charge	4.16%	3.63%
Bloomberg Municipal Bond Index	6.67%	3.00%
Bloomberg Municipal 1-5 Year Index	3.64%	2.56%

Performance Inception Date	Jun. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 197,289,027
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 176,034
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$197,289,027
Total number of portfolio holdings	351
Total advisory fees paid (net)	$176,034
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	13.2%
Revenue bonds	83.7%
Other revenue	24.5%
Development	13.3%
Health care	10.7%
Airport	9.7%
Housing	7.5%
Education	5.6%
Utilities	4.7%
Pollution	4.6%
Water and sewer	2.5%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments	3.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000236446 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	JHSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class A/JHSFX) returned 4.94% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Transportation municipal bonds | Fund performance on an absolute basis benefited from positions in bonds funding airport infrastructure.
Special tax revenue bonds | The fund’s holdings in bonds backed by special tax assessments also aided absolute performance.
TOP PERFORMANCE DETRACTORS
Industrial development bonds | The fund’s holdings in this sector declined slightly, primarily due to weakness in two holdings—a rail project and a metal recycling plant.
Pre-paid natural gas bonds | A notable position in bonds funding pre-paid natural gas contracts for municipal utilities weighed on performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	2.59%	3.81%
Short Duration Municipal Opportunities Fund (Class A/JHSFX)—excluding sales charge	4.94%	4.41%
Bloomberg Municipal Bond Index	6.67%	3.00%
Bloomberg Municipal 1-5 Year Index	3.64%	2.56%

Performance Inception Date	Jun. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 197,289,027
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 176,034
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$197,289,027
Total number of portfolio holdings	351
Total advisory fees paid (net)	$176,034
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	13.2%
Revenue bonds	83.7%
Other revenue	24.5%
Development	13.3%
Health care	10.7%
Airport	9.7%
Housing	7.5%
Education	5.6%
Utilities	4.7%
Pollution	4.6%
Water and sewer	2.5%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments	3.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.